Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of options granted

The following is the average of the data used to calculate the fair value for the options granted in the fiscal years ended July 31, 2011:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.13%	5.0	101%	-0-

Common stock options granted, forfeited or expired and exercised
		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	per Share	Value

Outstanding, August 1, 2013	29,701,197	$0.080
Add: Granted	8,879,499	0.001
Less: Forfeited or expired	40,000	0.827
Less: Exercised	526,306	0.001	21,052
Outstanding, January 31, 2014	38,014,390	$ $ 0.062	$1,357,895
Exercisable, January 31, 2014	38,014,390	$ $ 0.062	$1,357,895

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Granted	24,532,719	$0.001
Forfeited or expired	(630,778)	$0.75
Exercised	(5,180,378)	$0.001
Outstanding - July 31, 2013	29,701,197	$0.08
Exercisable - July 31, 2013	29,641,197	$0.08

Non-vested common stock options granted, vested and forfeited
		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2013	60,000	$0.460
Granted	8,879,499	0.029
Vested	(8,939,499)	0.031
Forfeited	0	n/a
Outstanding, January 31, 2014	0	$ n/a

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2012	172,500	$0.46
Granted	24,532,719	$0.001
Vested	(24,618,969)	$0.016
Forfeited	(26,250)	$0.46
Outstanding - July 31, 2013	60,000	$0.46

Information on stock options outstanding

The following table summarizes information on stock options outstanding at July 31, 2013:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2013	Price	(Years)	Value
$0.001	24,446,197	$0.001	4.49
$0.19 - $0.38	3,150,000	$0.28	2.60
$0.39 - $0.58	200,000	$0.56	1.24
$0.59 - $0.77	1,485,000	$0.63	4.31
$0.78 - $0.96	420,000	$0.94	1.24
	29,701,197	$0.08	4.21	$812,259

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2013	Price	(Years)	Value

$0.001 - $0.18	24,446,197	$0.001	4.49
$0.19 - $0.38	3,150,000	$0.28	2.60
$0.39 - $0.58	200,000	$0.56	1.24
$0.59 - $0.77	1,425,000	$0.63	4.44
$0.78 - $0.96	420,000	$0.94	1.24
	29,641,197	$0.08	4.22	$812,259

Intrinsic value of stock options
	For the Year Ended July 31,
	2013	2012	2011

Weighted Average Grant Date Fair Value of Options Granted	$0.033	$0.09	$0.21
Aggregate Intrinsic Value of Options Exercised	$178,040	$119,214	$166,681
Cash Received for Exercise of Stock Options	$5,180	$1,299	$577

The intrinsic value is calculated as the difference between the market value as of July 31, 2012, 2011 and 2010 and the exercise price of the shares on the respective dates.